Benefit Plans Benefit Plans - Future Benefit Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Pension Benefits
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amount of net prior service credit	$ 7
Amount of net loss	6,514
2015	26,830
2016	27,071
2017	27,366
2018	27,967
2019	28,439
2020-2024	152,422
Other Benefits
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Amount of net prior service credit	(159)
Amount of net loss	326
2015	1,390
Gross, 2015	1,533
2016	1,366
Gross, 2016	1,505
2017	1,337
Gross, 2017	1,473
2018	1,294
Gross, 2018	1,425
2019	1,241
Gross, 2019	1,367
2020-2024	5,399
Gross, 2020-2024	$ 5,936